STOCK-BASED COMPENSATION (Details 2) - Sep. 30, 2014 - $ / shares shares in Thousands	Total
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 16.01
Exercise price, high end of range (in dollars per share)	$ 79.67
Outstanding Stock Options, Options at the end of the period (in shares)	2,629
Outstanding Stock Options, Weighted-Average Remaining Life	5 years 3 months 18 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 43.46
Exercisable Stock Options, Options at the end of the period (in shares)	1,884
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 35.93
Range of Exercise Prices from $16.01 to $35.105
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	16.01
Exercise price, high end of range (in dollars per share)	$ 35.105
Outstanding Stock Options, Options at the end of the period (in shares)	1,108
Outstanding Stock Options, Weighted-Average Remaining Life	2 years 8 months 12 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 27.00
Exercisable Stock Options, Options at the end of the period (in shares)	1,108
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 27.00
Range of Exercise Prices from $38.015 to $54.18
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	38.015
Exercise price, high end of range (in dollars per share)	$ 54.18
Outstanding Stock Options, Options at the end of the period (in shares)	896
Outstanding Stock Options, Weighted-Average Remaining Life	6 years 7 months 6 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 46.74
Exercisable Stock Options, Options at the end of the period (in shares)	574
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 43.36
Range of Exercise Prices from $59.76 to $79.67
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	59.76
Exercise price, high end of range (in dollars per share)	$ 79.67
Outstanding Stock Options, Options at the end of the period (in shares)	625
Outstanding Stock Options, Weighted-Average Remaining Life	8 years
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 67.91
Exercisable Stock Options, Options at the end of the period (in shares)	202
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 63.76